Unaudited Condensed Consolidated Statements of Operations - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Research and development expenses	£ (5,863)	£ (5,356)	£ (11,801)	£ (9,706)
Administrative expenses	(1,629)	(1,462)	(3,238)	(2,808)
Net foreign exchange gains (losses)	84	943	2,211	(37)
Operating loss	(7,408)	(5,875)	(12,828)	(12,551)
Finance income	64	297	208	616
Loss before tax	(7,344)	(5,578)	(12,620)	(11,935)
Income tax credit	1,283	1,108	2,593	2,108
Loss for the period	£ (6,061)	£ (4,470)	£ (10,027)	£ (9,827)
Basic and diluted loss per share	£ (0.19)	£ (0.14)	£ (0.31)	£ (0.30)